Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Cash and Cash Equivalents [Abstract]
Cash at banks	$ 4,765,031	$ 7,805,859
- Time deposit	2,403,434	832,923
- Demand deposit	2,361,597	6,972,936
Total	$ 4,765,031	$ 7,805,859